Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly results of operations for the year ended December 31, 2014 were as follows:

(in thousands, except per share data)	Q1	Q2	Q3	Q4
Operating revenues, net	$8,392	$22,378	$53,566	$42,820
Operating income	2,273	8,391	20,584	(24,859)
Interest expense, net	7,025	24,621	22,906	31,639
Net loss	(3,791)	(13,438)	(1,868)	(62,826)
Net loss attributable to TerraForm Power, Inc. Class A common stockholders subsequent to initial public offering	N/A	N/A	(4,014)	(21,603)
Other Comprehensive Income (loss)	—	573	(3,648)	(2,391)
Weighted average Class A common shares outstanding - basic and diluted	N/A	N/A	27,066	31,505
Net earnings (loss) per weighted average Class A common share - basic and diluted	N/A	N/A	$(0.15)	$(0.69)

Quarterly results of operations for the year ended December 31, 2013 were as follows:

(in thousands, except per share data)	Q1	Q2	Q3	Q4
Operating revenues, net	$2,975	$4,663	$5,401	$5,677
Operating income	432	2,033	2,114	779
Interest expense, net	1,374	1,378	1,963	3,414
Net income (loss)	(491)	341	74	(1,836)